Debt (Schedule Of Maturities On Long-Term Indebtedness) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Entity Information [Line Items]
2016	$ 0
2017	24,650
2018	400,000
2019	0
2020	495,000
Thereafter	1,258,800
Total	2,178,450
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
2016	0
2017	24,650
2018	0
2019	0
2020	90,000
Thereafter	1,258,800
Total	$ 1,373,450